PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 313,324	$ 153,800	$ 379,372	$ 125,519
Construction cost of factory and office building in Kaifeng			17,500,000
Jiangnan Rural Commercial Bank [Member]
Carrying value pledged against a credit facility	$ 1,404,840		$ 1,404,840